Income taxes benefit (expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Taxes [Abstract]
Tax expense (income)	$ (43,485)	$ 14,315
Deferred tax assets	123,379		$ 81,554
Increase in deferred tax assets	$ 41,825